Filed pursuant to Rule 497(c)
Securities Act File No. 333-214851 1940 Act File No. 811-23216
FS Series Trust May 21, 2020

EXPLANATORY NOTE

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended (the “Securities Act”), the sole purpose of this filing is to submit the XBRL exhibits for the risk/return summary information included in the final form of the Prospectus for the FS Energy Total Return Fund (the “Fund”), dated January 29, 2020 (as revised May 4, 2020), filed with the Securities and Exchange Commission on behalf of the Fund and pursuant to Rule 497(c) under the Securities Act on May 4, 2020; such filing (Accession Number 0001104659-20-056276) is incorporated by reference into this filing.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase